Segments and Geographical Information - Additional Information (Detail)			12 Months Ended
	Feb. 06, 2017 Segment	Feb. 05, 2017 Segment	Dec. 31, 2017 Areas
Segment Reporting [Abstract]
Number of reportable segments | Segment	1	2
Number of application areas | Areas			8